LOSS PER SHARE (Tables)	6 Months Ended
Sep. 30, 2025
Profit or loss [abstract]
Schedule of basic and diluted

	Three Months Ended September 30,		Six Months Ended September 30,
	2025	2024	2025	2024
Numerator
Net loss attributable to owners of the Company	$(10,369)	$(1,360)	$(11,142)	$(3,016)
Denominator
Weighted average number of shares – Basic and Diluted	2,508	1,076	2,171	1,063
Basic and diluted loss per share	$(4.13)	$(1.26)	$(5.13)	$(2.84)

Schedule of anti-dilutive shares

	As of September 30,
	2025	2024
Warrants	481,581	481,581
Stock options	322,856	65,114
Restricted stock units	5,410	17,315